UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2014

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 2.1%
Huntsville, AL, Health Care Authority	0.070%	1/8/15	$10,000,000	$10,000,000
Huntsville, AL, Health Care Authority	0.070%	1/8/15	6,000,000	6,000,000

Total Alabama				16,000,000

Arizona - 0.5%
Arizona State School Facilities Board Revenue	5.000%	1/1/15	100,000	100,402
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.190%	12/1/39	1,135,000	1,135,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.190%	6/1/31	1,990,000	1,990,000	(a)(b)(c)
Tempe, AZ, GO	4.000%	7/1/15	250,000	255,432

Total Arizona				3,480,834

California - 15.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.060%	10/1/34	3,730,000	3,730,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.050%	10/1/25	2,730,000	2,730,000	(a)(b)(c)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Northern Trust Company	0.030%	7/1/41	2,235,000	2,235,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.050%	12/1/35	5,615,000	5,615,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.030%	8/1/20	500,000	500,000	(a)(b)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.030%	7/1/41	3,200,000	3,200,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.090%	8/1/41	3,360,000	3,360,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.080%	10/1/38	5,410,000	5,410,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.050%	9/1/30	2,750,000	2,750,000	(a)(b)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.080%	10/1/37	300,000	300,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.090%	6/1/42	2,520,000	2,520,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.090%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.050%	6/1/40	600,000	600,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.090%	11/1/41	1,810,000	1,810,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.090%	10/1/36	1,200,000	1,200,000	(a)(b)(c)
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.020%	5/1/34	800,000	800,000	(a)(b)
LOC-Bank of Montreal	0.030%	5/1/33	3,970,000	3,970,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.030%	8/15/27	1,550,000	1,550,000	(a)(b)
Kaiser Permanente	0.030%	4/1/36	4,900,000	4,900,000	(a)(b)
Kaiser Permanente	0.030%	4/1/45	6,100,000	6,100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Kaiser Permanente	0.030%	4/1/46	$3,000,000	$3,000,000	(a)(b)
Kaiser Permanente	0.030%	4/1/46	1,000,000	1,000,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.030%	8/15/36	1,800,000	1,800,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.030%	6/1/27	400,000	400,000	(a)(b)
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.050%	12/1/42	580,000	580,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.050%	3/15/32	1,300,000	1,300,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.030%	8/1/37	2,175,000	2,175,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.030%	7/1/30	1,700,000	1,700,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.030%	10/1/41	1,245,000	1,245,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.040%	1/1/21	500,000	500,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.030%	9/1/51	1,600,000	1,600,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.030%	9/1/54	5,000,000	5,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.030%	9/1/51	1,300,000	1,300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.030%	9/1/54	2,000,000	2,000,000	(a)(b)
Livermore, CA, COP	0.030%	10/1/30	2,000,000	2,000,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.050%	10/1/16	1,500,000	1,500,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power System, Barclays Bank PLC	0.030%	7/1/35	400,000	400,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.040%	11/1/23	1,285,000	1,285,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	6,265,000	6,265,000	(a)(b)(c)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.030%	4/1/38	1,400,000	1,400,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	5/1/26	900,000	900,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.030%	4/1/30	1,500,000	1,500,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.050%	4/1/39	575,000	575,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.020%	4/1/36	700,000	700,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	200,000	200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank	0.030%	7/1/36	500,000	500,000	(a)(b)
State of California	0.060%	12/4/14	2,000,000	2,000,000
University of California, CA, Revenues	0.020%	5/15/48	15,700,000	15,700,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.040%	9/1/28	745,000	745,000	(a)(b)

Total California				113,715,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.3%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.040%	7/1/27	$334,000	$334,000	(a)(b)
Colorado Housing & Finance Authority:
Multi-Family, SPA-FHLB	0.080%	10/1/21	1,460,000	1,460,000	(a)(b)(c)
Single Family, SPA-Barclays Bank PLC	0.040%	5/1/34	5,740,000	5,740,000	(a)(b)
Colorado Springs, CO, Revenue, Utilities Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.050%	11/1/23	2,445,000	2,445,000	(a)(b)

Total Colorado				9,979,000

Connecticut - 3.0%
Connecticut Innovations Inc., CT, Revenue, Connecticut State General Fund Obligation	4.000%	4/15/15	200,000	202,779
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.040%	7/1/37	4,800,000	4,800,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.040%	7/1/37	1,310,000	1,310,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.040%	7/1/30	3,400,000	3,400,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.040%	7/1/34	1,065,000	1,065,000	(a)(b)
Wesleyan University	0.030%	7/1/40	800,000	800,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.040%	7/1/30	30,000	30,000	(a)(b)
Yale University	0.020%	7/1/36	600,000	600,000	(a)(b)
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.030%	7/1/32	200,000	200,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	5/15/34	4,200,000	4,200,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.040%	11/15/34	900,000	900,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.060%	11/15/41	2,200,000	2,200,000	(a)(b)
SPA-Barclays Bank PLC	0.040%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-FHLB	0.060%	5/15/31	950,000	950,000	(a)(b)(c)
Litchfield, CT, GO, BAN	1.000%	2/5/15	540,000	540,730

Total Connecticut				22,468,509

Delaware - 0.3%
University of Delaware Revenue, SPA-Bank of America N.A.	0.060%	11/1/34	1,950,000	1,950,000	(a)(b)

District of Columbia - 0.7%
District of Columbia Income Tax Secured Revenue	4.000%	12/1/14	200,000	200,000
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.060%	12/1/37	3,600,000	3,600,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.040%	2/1/48	1,400,000	1,400,000	(a)(b)

Total District of Columbia				5,200,000

Florida - 4.9%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.060%	6/1/48	7,500,000	7,500,000	(a)(b)(c)
Florida State Board of Education Public Education, GO	5.000%	6/1/15	100,000	102,371

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/15	$125,000	$127,964
Florida State Water Pollution Control Financing Corp. Revenue, Water Pollution Control	4.000%	1/15/15	150,000	150,689
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.040%	10/1/42	6,300,000	6,300,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.050%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System	0.040%	11/15/34	2,900,000	2,900,000	(a)(b)
Hospital Adventist Health System	0.030%	11/15/33	5,200,000	5,200,000	(a)(b)
JEA, FL, St. Johns River Power Park System Revenue, Issue 2	5.000%	10/1/15	100,000	103,893
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.050%	10/15/32	1,180,000	1,180,000	(a)(b)
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.090%	8/1/18	4,600,000	4,600,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.040%	10/1/48	300,000	300,000	(a)(b)
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.040%	4/1/43	1,250,000	1,250,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	100,000	100,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.050%	6/1/25	3,305,000	3,305,000	(a)(b)
Palm Beach County, FL, GO	5.500%	12/1/14	100,000	100,000
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.070%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				36,209,917

Georgia - 5.4%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.060%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.190%	4/1/32	3,790,000	3,790,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.060%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.090%	12/1/27	500,000	500,000	(a)(b)(c)
Forsyth County, GA, GO	3.000%	3/1/15	100,000	100,684
Fulton County, GA, Development Authority Revenue, Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.050%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	4.000%	1/1/15	100,000	100,318
Georgia State, GO	4.800%	4/1/15	250,000	253,771
Georgia State, GO	5.000%	7/1/15	120,000	123,286
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.100%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Gwinnett County, GA, GO	5.000%	1/1/15	400,000	401,605
Gwinnett County, GA, Water & Sewerage Authority Revenue	4.000%	8/1/15	130,000	133,248
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/23	840,000	840,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.040%	5/1/32	$395,000	$395,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.100%	8/1/21	4,400,000	4,400,000	(a)(b)(c)

Total Georgia				40,267,912

Idaho - 0.0%
Idaho State Bond Bank Authority Revenue, State Intercept	3.000%	9/15/15	285,000	290,924

Illinois - 7.1%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	2,320,000	2,320,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.080%	1/1/35	5,245,000	5,245,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.160%	10/1/34	2,300,000	2,300,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.070%	1/1/19	13,600,000	13,600,000	(a)(b)
Evanston, IL, GO, Corporate Purpose	2.000%	12/1/14	450,000	450,000
Illinois Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.140%	2/1/34	355,000	355,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.040%	8/1/35	1,000,000	1,000,000	(a)(b)
Northwestern Memorial Hospital	0.040%	8/15/42	6,635,000	6,635,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.180%	12/1/35	3,580,000	3,580,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.050%	3/1/32	3,300,000	3,300,000	(a)(b)
Illinois State Finance Authority Revenue, OSF Healthcare System, LOC-PNC Bank N.A.	0.040%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	3,210,000	3,210,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.050%	7/1/41	2,675,000	2,675,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.050%	7/1/30	1,100,000	1,100,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.040%	6/1/36	140,000	140,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.060%	10/15/28	2,725,000	2,725,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.090%	8/15/21	1,750,000	1,750,000	(a)(b)

Total Illinois				52,885,000

Indiana - 3.9%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.160%	7/1/31	2,235,000	2,235,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.040%	6/1/40	1,000,000	1,000,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation	0.040%	2/1/35	8,500,000	8,500,000	(a)(b)
Lease Appropriation, SPA-Citibank N.A.	0.040%	2/1/35	13,600,000	13,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
State Revolving Fund	5.000%	2/1/15	$300,000	$302,389
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.040%	10/1/40	2,855,000	2,855,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.050%	4/15/39	295,000	295,000	(a)(b)

Total Indiana				28,787,389

Iowa - 0.8%
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.040%	2/15/35	2,000,000	2,000,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.190%	6/1/32	1,340,000	1,340,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.050%	2/15/39	2,465,000	2,465,000	(a)(b)

Total Iowa				5,805,000

Kentucky - 3.4%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.060%	6/1/29	3,890,000	3,890,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.060%	6/1/32	9,245,000	9,245,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.100%	5/1/27	4,095,000	4,095,000	(a)(b)(c)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.040%	8/15/38	4,400,000	4,400,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.050%	3/1/36	2,420,000	2,420,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.050%	7/1/38	1,090,000	1,090,000	(a)(b)

Total Kentucky				25,140,000

Louisiana - 0.6%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.040%	9/2/33	2,165,000	2,165,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.040%	9/2/39	2,590,000	2,590,000	(a)(b)

Total Louisiana				4,755,000

Maryland - 1.0%
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.050%	7/1/26	2,375,000	2,375,000	(a)(b)
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.050%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
Johns Hopkins Health System	5.000%	7/1/15	375,000	385,341
University of Maryland Medical System, LOC-TD Bank N.A.	0.040%	7/1/41	900,000	900,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan	5.000%	2/15/15	100,000	100,984
State and Local Facilities Loan, Capital Improvement	5.500%	8/1/15	150,000	155,234
State and Local Facilities Loan, Second	5.000%	8/1/15	200,000	206,256
Montgomery County, MD, GO, Public Improvement	5.000%	5/1/15	100,000	101,956
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	4.000%	6/1/15	150,000	152,808

Total Maryland				7,377,579

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.3%
Boston, MA, GO	5.000%	1/1/15	$240,000	$240,959
Haverhill, MA, GO, State Aid Anticipation Notes	1.250%	12/12/14	1,000,000	1,000,269
Massachusetts Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/15	100,000	102,891
Massachusetts State DFA Revenue:
Partners Healthcare System Inc., LOC-U.S. Bank NA	0.030%	7/1/48	3,000,000	3,000,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.040%	7/1/46	1,500,000	1,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LOC-FHLMC	0.060%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	3.000%	12/15/14	100,000	100,107
Partners Healthcare Systems, SPA-JPMorgan Chase	0.040%	7/1/27	10,800,000	10,800,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.040%	2/1/38	1,120,000	1,120,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue:
Pool Program	5.000%	8/1/15	115,000	118,598
State Revolving Fund, Subser 12B	4.000%	8/1/15	100,000	102,464
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/15	100,000	103,143
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.070%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				24,553,431

Michigan - 0.5%
Michigan State Municipal Bond Authority Revenue, Clean Water Revenue Fund	5.500%	10/1/15	100,000	104,317
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	1/1/26	2,400,000	2,400,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	485,000	501,903
Michigan State University Revenue, General	4.000%	8/15/15	100,000	102,564
Waterford, MI, School District, GO	2.000%	5/1/15	700,000	705,075

Total Michigan				3,813,859

Minnesota - 3.2%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO:
TRAN	5.000%	3/1/15	300,000	303,535
Transit	5.000%	2/1/15	100,000	100,791
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.030%	11/15/38	9,600,000	9,600,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	13,400,000	13,400,000	(a)(b)
St. Paul, MN, Sewer Revenue	2.000%	12/1/14	300,000	300,000

Total Minnesota				23,704,326

Mississippi - 1.0%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc.	0.040%	11/1/35	1,100,000	1,100,000	(a)(b)
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.040%	11/1/35	1,200,000	1,200,000	(a)(b)
Chevron U.S.A. Inc.	0.050%	11/1/35	5,000,000	5,000,000	(a)(b)

Total Mississippi				7,300,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 2.1%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.040%	10/1/24	$400,000	$400,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.050%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.060%	9/1/26	1,745,000	1,745,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.050%	12/1/29	4,100,000	4,100,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.180%	12/1/28	6,845,000	6,845,000	(a)(b)(c)

Total Missouri				15,465,000

Nebraska - 0.1%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	320,000	320,211
Lincoln, NE, GO	1.500%	12/1/14	500,000	500,000

Total Nebraska				820,211

Nevada - 0.1%
Nevada State Unemployment Compensation Fund Special Revenue	2.000%	12/1/14	400,000	400,000

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.040%	12/1/36	1,290,000	1,290,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.090%	7/1/33	1,160,000	1,160,000	(a)(b)

Total New Hampshire				2,450,000

New Jersey - 1.7%
Bergen County, NJ, Improvement Authority Revenue, County GTD	5.000%	12/15/14	500,000	500,913
East Brunswick Township, NJ, GO, BAN	1.000%	3/20/15	2,755,000	2,761,401
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/13/15	3,150,000	3,160,086
Lakewood Township, NJ, GO, BAN	1.000%	4/9/15	2,500,000	2,504,040
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	215,000	215,000
Middlesex County, NJ, GO	3.000%	1/15/15	100,000	100,336
Monmouth County, NJ, Improvement Authority Revenue, Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,800,000	1,800,266
Princeton, NJ, Regional School District, GO	3.000%	2/1/15	100,000	100,462
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	1,562,000	1,565,468

Total New Jersey				12,707,972

New York - 14.2%
Bedford, NY, GO, BAN	1.000%	12/5/14	2,976,525	2,976,766
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	834,000	837,443

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.030%	3/1/38	$4,300,000	$4,300,000	(a)(b)
Carmel, NY, GO, BAN	1.000%	10/9/15	1,500,000	1,509,065
Chemung County, NY, GO, BAN	1.000%	10/16/15	2,000,000	2,010,086
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,054
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	1,100,000	1,103,088
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,675,000	1,675,247
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,600,000	1,605,446
Eastchester, NY, GO, BAN	1.250%	7/22/15	900,000	904,860
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	2,750,000	2,761,056
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	2,830,000	2,842,842
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.040%	12/1/29	4,400,000	4,400,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.040%	11/15/21	1,830,000	1,830,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.040%	8/1/29	100,000	100,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.050%	8/1/29	21,400,000	21,400,000	(b)(d)
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	450,000	451,757
New Paltz, NY, GO, BAN	1.000%	9/23/15	600,000	602,029
New York City, NY, GO:
LOC-Bank of New York Mellon	0.040%	3/1/34	2,700,000	2,700,000	(a)(b)
LOC-JPMorgan Chase	0.040%	8/1/21	500,000	500,000	(a)(b)
SPA-JPMorgan Chase	0.040%	8/1/38	3,700,000	3,700,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	2,200,000	2,200,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.040%	12/1/44	200,000	200,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	3,400,000	3,400,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	6,245,000	6,245,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	2,855,000	2,855,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.040%	7/1/30	200,000	200,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.040%	11/1/34	600,000	600,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.040%	7/1/32	2,000,000	2,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.040%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.040%	7/1/38	100,000	100,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.040%	7/1/31	400,000	400,000	(a)(b)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.040%	5/1/45	1,500,000	1,500,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.030%	11/1/47	1,500,000	1,500,000	(a)(b)
New York, NY, GO:
LOC-Mizuho Corporate Bank	0.040%	10/1/38	2,530,000	2,530,000	(a)(b)
LOC-PNC Bank N.A.	0.040%	4/1/42	700,000	700,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	2,500,000	2,512,844
Ossining Town, NY, GO, BAN	1.000%	8/21/15	600,000	601,977

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Pawling, NY, CSD, GO, BAN	1.000%	2/18/15	$1,000,000	$1,001,225
Pleasantville, NY, GO, BAN	1.000%	8/21/15	750,000	753,226
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	400,000	401,179
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	3,750,000	3,769,995
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	3,075,000	3,086,174
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.040%	1/1/33	1,800,000	1,800,000	(a)(b)
LOC-U.S. Bank N.A.	0.030%	11/1/35	1,115,000	1,115,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	1,000,000	1,003,512
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	1,300,000	1,307,010
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,750,000	1,755,250
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.040%	11/1/24	2,085,000	2,085,000	(a)(b)
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	1,100,000	1,103,166

Total New York				105,530,297

North Carolina - 3.4%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.040%	6/1/33	200,000	200,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.050%	3/1/25	4,345,000	4,345,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue	5.500%	7/1/15	100,000	103,018
Durham, NC, GO	3.000%	6/1/15	100,000	101,376
Guilford County, NC, GO, SPA-Wells Fargo Bank N.A.	0.040%	3/1/25	800,000	800,000	(a)(b)
Mecklenburg County, NC, GO	5.000%	3/1/15	100,000	101,168
North Carolina Capital Facilities Finance Agency Revenue, Triangle Aquatic Center Project, LOC-Wells Fargo Bank N.A.	0.040%	8/1/28	2,800,000	2,800,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.040%	7/1/31	2,180,000	2,180,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.040%	5/1/30	3,025,000	3,025,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/38	1,310,000	1,310,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.040%	4/1/29	1,915,000	1,915,000	(a)(b)
North Carolina State, GO	4.000%	3/1/15	200,000	201,851
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	2,500,000	2,500,000	(a)(b)
Raleigh, NC, GO	4.000%	12/1/14	125,000	125,000
Wake County, NC, GO	4.000%	2/1/15	100,000	100,630
Wake County, NC, Limited Obligation Revenue	3.000%	1/1/15	125,000	125,283
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.050%	6/1/28	4,730,000	4,730,000	(a)(b)
Winston-Salem, NC, Water & Sewer Systems Revenue	4.000%	6/1/15	300,000	305,584

Total North Carolina				24,968,910

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Dakota - 0.2%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	0.050%	7/1/39	$1,900,000	$1,900,000	(a)(b)

Ohio - 0.1%
Franklin County, OH, GO	4.000%	12/1/14	250,000	250,000
Ohio State, GO:
Common Schools	0.030%	6/15/26	530,000	530,000	(a)(b)
Third Frontier Research & Development	2.000%	5/1/15	150,000	151,096

Total Ohio				931,096

Oregon - 0.8%
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.040%	12/1/15	1,500,000	1,500,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	6/1/41	900,000	900,000	(a)(b)

Total Oregon				5,930,000

Pennsylvania - 5.8%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.040%	6/1/32	3,435,000	3,435,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.040%	12/1/37	7,400,000	7,400,000	(a)(b)
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.050%	5/1/31	3,000,000	3,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.060%	1/1/28	500,000	500,000	(a)(b)
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.040%	3/1/32	7,300,000	7,300,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.030%	8/1/22	6,700,000	6,700,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.050%	7/1/34	500,000	500,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.040%	8/15/24	10,575,000	10,575,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.040%	1/1/34	1,040,000	1,040,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.050%	4/1/26	2,400,000	2,400,000	(a)(b)(c)

Total Pennsylvania				42,850,000

South Carolina - 0.9%
Richland County, SC, School District No. 1, GO, SCSDE	5.000%	3/1/15	100,000	101,178
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.070%	12/1/38	6,930,000	6,930,000	(a)(b)(c)

Total South Carolina				7,031,178

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 0.9%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.040%	6/1/37	$1,475,000	$1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.040%	6/1/39	1,560,000	1,560,000	(a)(b)
Blount County, TN, Public Building Authority Revenue	0.040%	6/1/42	3,460,000	3,460,000	(a)(b)
Franklin,TN, GO, Public Improvement	2.500%	3/1/15	100,000	100,548
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	400,000	402,536

Total Tennessee				6,998,084

Texas - 2.2%
Austin, TX, GO, Public Improvement	4.000%	9/1/15	100,000	102,771
Denton ,TX, GO, Improvement	2.000%	2/15/15	700,000	702,522
Denton County, TX, GO, Permanent Improvement	2.000%	7/15/15	125,000	126,312
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.030%	6/1/29	5,600,000	5,600,000	(a)(b)
Memorial Herman Health System	0.030%	12/1/43	2,500,000	2,500,000	(a)(b)
Methodist Hospital	0.040%	12/1/24	2,100,000	2,100,000	(a)(b)
Methodist Hospital	0.040%	12/1/27	2,775,000	2,775,000	(a)(b)
Mansfield, TX, GO, CTFS Obligation	5.000%	2/15/15	135,000	136,320
Richardson, TX, ISD, GO, PSF-GTD	4.000%	2/15/15	105,000	105,815
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.040%	8/1/37	170,000	170,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.030%	12/1/43	300,000	300,000	(a)(b)
Tarrant, TX, Regional Water District Revenue, Water Control And Improvement	5.000%	3/1/15	170,000	171,991
Texas State, GO:
Mobility Fund, SPA-Royal Bank of Canada	0.050%	4/1/30	820,000	820,000	(a)(b)
Public Finance Authority	5.000%	10/1/15	200,000	207,906
Transport Commission - Mobility Fund	5.000%	4/1/15	90,000	91,396
Transport Commission - Mobility Fund	5.000%	4/1/15	10,000	10,155	(e)
Water Financial Assistance	2.300%	8/1/15	100,000	101,332
Texas, TX, Transportation Commission State Highway Fund Revenue, First Tier	4.050%	4/1/15	200,000	202,532

Total Texas				16,224,052

Utah - 0.4%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.040%	2/15/32	2,800,000	2,800,000	(a)(b)

Vermont - 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.060%	7/1/37	6,660,000	6,660,000	(a)(b)

Virginia - 0.6%
Fairfax County ,VA, GO, Public Improvement	5.000%	4/1/15	100,000	101,579
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.030%	6/1/43	2,530,000	2,530,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.050%	1/1/35	1,470,000	1,470,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.050%	1/1/35	400,000	400,000	(a)(b)
Virginia Beach, VA, Water & Sewer System Revenue	5.000%	10/1/15	125,000	129,855

Total Virginia				4,631,434

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 5.6%
Central Puget Sound, WA, Regional Transportation Authority Revenue, NATL	5.250%	2/1/15	$150,000	$151,260
Energy Northwest, WA, Electric Revenue:
Columbia Generating Station	5.000%	7/1/15	100,000	102,708
Project 1	4.000%	7/1/15	200,000	204,336
King County, WA, GO	5.000%	12/1/14	100,000	100,000
King County, WA, School District No. 405 Bellevue, GO, AGM	5.000%	12/1/14	290,000	290,000
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.090%	11/1/23	945,000	945,000	(a)(b)(c)
Pierce County, WA, School District No. 401 Peninsula, GO, School Board Guaranty	4.000%	12/1/14	200,000	200,000
Tacoma, WA, Electric System Revenue	4.000%	1/1/15	100,000	100,306
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.040%	12/1/38	14,715,000	14,715,000	(a)(b)
Washington State Health Care Facilities Authority Revenue:
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	13,290,000	13,290,000	(a)(b)
Multicare Health System, LOC-Barclays Bank PLC	0.040%	8/15/41	11,490,000	11,490,000	(a)(b)

Total Washington				41,588,610

Wisconsin - 0.9%
Wisconsin State HEFA Revenue:
Hospital Sisters Services, LOC-Bank of Montreal	0.050%	8/1/40	300,000	300,000	(a)(b)
Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.030%	12/1/36	6,700,000	6,700,000	(a)(b)

Total Wisconsin				7,000,000

Wyoming - 0.4%
Lincoln County, WY, PCR, Exxon Capital Ventures Inc. Project	0.030%	7/1/17	2,800,000	2,800,000	(a)(b)(c)

TOTAL INVESTMENTS - 99.9% (Cost - $743,370,524#)				743,370,524
Other Assets in Excess of Liabilities - 0.1%				444,617

TOTAL NET ASSETS - 100.0%				$743,815,141

(a)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SCSDE	— South Carolina State Department of Education
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
UNCP	— University of North Carolina at Penbroke
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$743,370,524	—	$743,370,524

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015